RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Services Agreement

The Company received certain corporate and advisory services from Platinum Equity Advisors, LLC ("Advisors"), and affiliates of Advisors. These services were provided pursuant to a corporate advisory services agreement ("the "CASA") between Advisors and the Company. During the three months ended March 31, 2020, the Company recorded $0.5 in charges related to the CASA. This agreement was terminated on February 7,2020.

During the three months ended March 31, 2020, the Company recorded $25.0 in charges relating to services performed in connection with the Business Combination. These charges were recorded as a reduction of the cash acquired from GSAH within additional paid-in capital.

During the three months ended June 30, 2020, the Company recorded $5.5 of cash related to a true-up of merger consideration in connection with the Business Combination.

Transactions with Affiliates of Advisors

The Company also purchased and sold goods in the ordinary course of business with affiliates of Advisors. For the three and six months ended June 30, 2020 and 2019 purchases were $12.9, $18.4 and $24.4, $31.1, respectively.

Tax Receivable Agreement

On the Closing Date of the Business Combination, the Company entered into a Tax Receivable Agreement with Advisors. See Note 11 — Financial Instruments and Risk Management for additional information.

(13) RELATED PARTY TRANSACTIONS

Transactions with Platinum Affiliates

The Company receives certain corporate and advisory services from Platinum Equity Advisors, LLC ("Advisors"), an affiliate of Platinum. These services are provided pursuant to a corporate advisory services agreement (the "CASA") between Advisors and the Company. During the year ended December 31, 2019 and 2018, the Company recorded $5.0 and $5.0, respectively, in charges related to the CASA which are included in selling, general and administrative expenses in the consolidated statements of earnings (loss).  Additionally, during the year ended December 31, 2019 and 2018, the Company recorded $0.4 and $0.9, respectively, in charges related to other legal and consulting services and $1.3 related to the Geist acquisition during the year ended December 31, 2018.

During the year ended December 31, 2017, the Company recorded $15.0 in charges related to the CASA which are included in selling, general and administrative expenses in the consolidated statements of earnings (loss). Additionally, total charges of $22.2 comprised of $12.5,  $4.3,  $1.4, and $4.0 in transaction and financing fees incurred relating to the sale of the Company’s critical power business, financing fees on the net proceeds received from the 2022 Notes, the purchase of Energy Labs, Inc. during 2017, and fees and expense reimbursement. The $12.5 of transaction and financing fees are included in other deductions, net, while the remaining fees are included in selling, general and administrative expenses.  During 2017, Holdings LLC paid cash dividends to JV Holdings of $1,024.0 and Platinum purchased and sold $50.0 of the 2022 notes.

The Company also purchases and sells goods in the ordinary course of business with Platinum affiliates.  A summary of the Company’s purchases and sales of goods or services with affiliates of Platinum is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales to Platinum affiliates	$0.4	$0.2	$—
Purchases from Platinum affiliates	65.0	56.6	5.0

	December 31,	December 31,
	2019	2018
Accounts payable	$2.4	$0.5

Transactions with Emerson

On November 30, 2016 the Company and Emerson entered into a transition services agreement (the “Transition

Services Agreement”), pursuant to which Emerson or its affiliates provide certain transitional services to the Company, including administrative services and IT services. The term of the Transition Services Agreement began on November 30, 2016 and was scheduled to end on its twelve-month anniversary, unless otherwise agreed to with respect to an applicable service. Certain insignificant services continued during 2019. The Company may terminate any service provided to it for any reason upon 30‑90 days prior written notice. Generally, services are charged at a monthly cost, which varies depending on the service provided.

The Company also purchases and sells goods and services and leases office space in the ordinary course of business with affiliates of Emerson. The Company sold a building to Emerson during 2018 for approximately $2.8 and received indemnification payments from Emerson of approximately $16.3.

Related-party transactions are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Information technology services	$0.3	$1.4	$19.9
Medical insurance	—	—	3.6
Other programs	—	0.4	1.1
Shared service centers	—	—	13.5
General corporate costs	0.1	0.8	0.6

A summary of the Company’s purchases and sales of goods or services with affiliates of Emerson is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Sales to Emerson affiliates	$3.1	$3.8	$5.2
Purchases from Emerson affiliates	33.8	32.0	42.8
Lease payments to Emerson affiliates	1.0	1.5	1.5

Related-party balances reported in the consolidated balance sheets include the following:

	December 31,	December 31,
	2019	2018
Receivables	$0.5	$0.6
Accounts payable	3.7	4.8